Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Oct. 17, 2018
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Dividend Focus Funds

Class A, Class C, Institutional, Investor, Class P, Class R6 and Class T Shares of the

Goldman Sachs Income Builder Fund

(the “Fund”)

Supplement dated October 16, 2018 to the

Prospectus and Summary Prospectus dated April 16, 2018 (with respect to Class P Shares) and to the

Prospectus and Summary Prospectus dated February 28, 2018, as supplemented to date (with respect to all other share classes) (collectively, the “Prospectuses” and “Summary Prospectuses”)

Goldman Sachs Asset Management, L.P., the Fund’s investment adviser, is making certain enhancements to the Fund’s investment strategies, consistent with its investment objective and overall investment approach. Effective immediately, the Fund expects that, under normal circumstances, it will sell put and call options in an amount up to 12% of the value of the Fund’s portfolio, as described below. Under normal circumstances, the Fund will no longer sell call options in an amount between 15% and 25% of the value of the Fund’s portfolio.

The Fund expects to sell put and call options that are “out of the money.” As the seller of these options, the Fund would receive a cash premium from the purchaser. A put option gives the purchaser the right to sell the option’s underlier (e.g., a security or an index-linked instrument) at an agreed-upon exercise price prior to the option’s expiration, and a put option is “out of the money” when this exercise price is below the current market price of the underlier. Conversely, a call option gives the purchaser the right to buy the option’s underlier at an agreed-upon exercise price prior to the option’s expiration, and a call option is “out of the money” when this exercise price is above the current market price of the underlier. The Fund expects to sell out-of-the-money put and call options with the same underliers and expiration dates in what is referred to as a “strangle” strategy. Generally, a sold “strangle” position would realize gains from collected premiums when its underlier has a market price that is between the exercise prices of the associated put and call options. Losses may be experienced to the extent that the underlier has a market price that is either below the exercise price of the put option (subtracting any premiums from the exercise price) or above the exercise price of the call option (adding any premiums to the exercise price), i.e., if the strangle position expires “in the money.”

The Fund expects to use total return swaps to gain exposure to the above-described option strategy. Income realized with respect to this strategy is generally expected to be characterized as ordinary income, which the Fund may periodically distribute to shareholders. The Fund’s transactions in swaps will be subject to special tax rules, which could affect the amount, timing and character of distributions to you. As a result of these rules, the Fund’s investment in total return swaps is expected to result in the Fund realizing more ordinary income subject to tax at ordinary income tax rates than if the Fund did not invest in such swaps.

Goldman Sachs Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Dividend Focus Funds

Class A, Class C, Institutional, Investor, Class P, Class R6 and Class T Shares of the

Goldman Sachs Income Builder Fund

(the “Fund”)

Supplement dated October 16, 2018 to the

Prospectus and Summary Prospectus dated April 16, 2018 (with respect to Class P Shares) and to the

Prospectus and Summary Prospectus dated February 28, 2018, as supplemented to date (with respect to all other share classes) (collectively, the “Prospectuses” and “Summary Prospectuses”)

Goldman Sachs Asset Management, L.P., the Fund’s investment adviser, is making certain enhancements to the Fund’s investment strategies, consistent with its investment objective and overall investment approach. Effective immediately, the Fund expects that, under normal circumstances, it will sell put and call options in an amount up to 12% of the value of the Fund’s portfolio, as described below. Under normal circumstances, the Fund will no longer sell call options in an amount between 15% and 25% of the value of the Fund’s portfolio.

The Fund expects to sell put and call options that are “out of the money.” As the seller of these options, the Fund would receive a cash premium from the purchaser. A put option gives the purchaser the right to sell the option’s underlier (e.g., a security or an index-linked instrument) at an agreed-upon exercise price prior to the option’s expiration, and a put option is “out of the money” when this exercise price is below the current market price of the underlier. Conversely, a call option gives the purchaser the right to buy the option’s underlier at an agreed-upon exercise price prior to the option’s expiration, and a call option is “out of the money” when this exercise price is above the current market price of the underlier. The Fund expects to sell out-of-the-money put and call options with the same underliers and expiration dates in what is referred to as a “strangle” strategy. Generally, a sold “strangle” position would realize gains from collected premiums when its underlier has a market price that is between the exercise prices of the associated put and call options. Losses may be experienced to the extent that the underlier has a market price that is either below the exercise price of the put option (subtracting any premiums from the exercise price) or above the exercise price of the call option (adding any premiums to the exercise price), i.e., if the strangle position expires “in the money.”

The Fund expects to use total return swaps to gain exposure to the above-described option strategy. Income realized with respect to this strategy is generally expected to be characterized as ordinary income, which the Fund may periodically distribute to shareholders. The Fund’s transactions in swaps will be subject to special tax rules, which could affect the amount, timing and character of distributions to you. As a result of these rules, the Fund’s investment in total return swaps is expected to result in the Fund realizing more ordinary income subject to tax at ordinary income tax rates than if the Fund did not invest in such swaps.